LOAN PAYABLE / PROMISSORY NOTE (Tables)	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
Schedule of Notes Maturities	The note has the following maturities for the period ended December 31:
2015	$22,209
2016	23,969
2017	25,872
2018	27,927
2019	27,546
Total	$127,523